11. CONSOLIDATED QUARTERLY FINANCIAL DATA – UNAUDITED	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
11. CONSOLIDATED QUARTERLY FINANCIAL DATA – UNAUDITED

The following tables provide quarterly data for the years ended June 30, 2014 and 2013:

	Three Months Ended
	June 30,	March 31,	December 31,	September 30,
	2014	2014	2013	2013
	(amounts in thousands, except per share data)
Revenues	$ -	$ -	$ -	$ -
Operating expenses	4,321	3,364	3,610	4,492
Other income (expense), net	1	4	4	3
Loss before income taxes	(4,320)	(3,360)	(3,606)	(4,489)
Income tax benefit	-	1,847	-	-
Net loss	$ (4,320)	$ (1,513)	$ (3,606)	$ (4,489)
Basic and diluted net loss per
common share	$ (0.04)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average number of
common shares outstanding
used in computing basic and
diluted net loss per common
share	106,735,765	106,709,340	106,668,186	106,609,720

	Three Months Ended
	June 30,	March 31,	December 31,	September 30,
	2013	2013	2012	2012
	(amounts in thousands, except per share data)
Revenues	$ -	$ -	$ 7	$ 3
Operating expenses	4,720	4,024	3,447	3,404
Other income (expense), net	2	9	11	(7,052)
Loss before income taxes	(4,718)	(4,015)	(3,429)	(10,453)
Income tax benefit	-	-	1,753	-
Net loss	$ (4,718)	$ (4,015)	$ (1,676)	$ (10,453)
Basic and diluted net loss per
common share	$ (0.04)	$ (0.04)	$ (0.02)	$ (0.15)
Weighted average number of
common shares outstanding
used in computing basic and
diluted net loss per common
share	106,435,741	106,424,443	106,424,443	71,669,170